Cover	Sep. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	1-6140
Entity Registrant Name	Dillard’s, Inc.
Entity Central Index Key	0000028917
Entity Tax Identification Number	71-0388071
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Cantrell Road
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	376-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock [Member]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DDS
Security Exchange Name	NYSE
Percentage 7. 50 Capital Securitiesof Dillards Capital Trust I [Member]
Title of 12(b) Security	7.50% Capital Securities of Dillard’s Capital Trust I
Trading Symbol	DDT
Security Exchange Name	NYSE